Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
1)	Bank loans

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through May 2020 to May 2023, annual interest rates both were 1.80% as of December 31, 2018 and 2019	$55,000,000	$20,000,000	$668,673
Others - repayable through January 2020 to July 2029, annual interest rates were 0.75%-3.77% and 0.82%-4.13% as of December 31, 2018 and 2019, respectively	75,533,354	105,214,824	3,517,714
Mortgage loans
Repayable through January 2020 to December 2033, annual interest rates were 5.39% and 2.43%-4.90% as of December 31, 2018 and 2019, respectively	4,393,826	4,880,822	163,183
	134,927,180	130,095,646	4,349,570
Less: unamortized arrangement fee	128,083	10,292	344
	134,799,097	130,085,354	4,349,226
Less: current portion	10,779,034	5,017,970	167,769

	$124,020,063	$125,067,384	$4,181,457

Longterm Bills Payable [member]
Statement [LineItems]
Summary of Borrowings
2)	Long-term bills payable

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February and March 2021, annual interest rates were 0.99% and 1.02%-1.05% as of December 31, 2018 and 2019, respectively	$1,000,000	$2,800,000	$93,614
International Bills Finance Corporation, repayable in March 2021, annual interest rates were 1.00% and 1.02%-1.05% as of December 31, 2018 and 2019, respectively	1,000,000	3,000,000	100,301
Ta Ching Bills Finance Corporation, repayable through January 2021 to March 2022, annual interest rates were 0.98% and 1.01%-1.03% as of December 31, 2018 and 2019, respectively	1,100,000	3,100,000	103,644
Mega Bills Finance Corporation, repayable in March 2022, annual interest rate was 1.04% as of December 31, 2019	-	2,000,000	66,868
	3,100,000	10,900,000	364,427
Less: unamortized discounts	768	4,635	155

	$3,099,232	$10,895,365	$364,272